Non-Controlling Interest (NCI) - Summary of Non Controlling Interest (Detail) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Non Controlling Interest [Line Items]
Current assets	$ 16,397,575	$ 16,846,109	$ 9,367,484
Non-current liabilities	(25,531,527)	(23,245,715)	(16,231,795)
Current liabilities	(9,362,958)	(5,262,675)	(4,676,566)
Revenues	19,014,906	11,866,373	16,226,021
Profit / (loss)	6,043,717	1,918,703	5,454,742
OCI	546,838	264,637	(442,938)
Total comprehensive income	6,590,555	2,183,340	5,011,804
Profit / (loss) allocated to NCI	46,225	(50,153)	94,590
Net cash provided by operating activities	11,095,446	3,566,567	8,164,057
Net cash provided by investment activities	(4,969,308)	(3,217,691)	(2,586,095)
Net cash used in financing activities	(7,351,525)	6,288,427	(4,231,529)
Net increase (decrease) in cash and cash equivalents	$ (1,111,672)	$ 6,944,356	$ 1,348,736
Desarrollo De Concesiones Aeroportuarias S.L. [Member]
Non Controlling Interest [Line Items]
NCI percentage	25.50%	25.50%	25.50%
Non-current assets	$ 6,026,384	$ 6,118,680	$ 5,683,939
Current assets	1,489,451	1,134,440	746,038
Non-current liabilities	(2,724,344)	(2,867,469)	(1,847,337)
Current liabilities	(320,041)	(228,897)	(499,225)
Net assets	4,471,450	4,156,754	4,083,415
Net assets attributable to NCI	1,140,220	1,059,972	1,041,271
Revenues	1,551,800	1,161,805	2,413,596
Profit / (loss)	181,274	(196,677)	370,943
OCI	(85,286)	368,848	(260,464)
Total comprehensive income	95,988	172,171	110,479
Profit / (loss) allocated to NCI	46,225	(50,153)	94,590
OCI allocated to NCI	34,023	68,854	(19,813)
Net cash provided by operating activities	586,284	(38,123)	673,696
Net cash provided by investment activities	(208,497)	(245,271)	(69,268)
Net cash used in financing activities	(107,872)	944,221	(124,059)
Net increase (decrease) in cash and cash equivalents	$ 34,023	$ 660,827	$ 480,368